Provisions - Schedule of Future Payments (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term employee benefits [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 783	$ 944
Long-term employee benefits [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	842	752
Long-term employee benefits [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,003	868
Long-term employee benefits [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,147	1,038
Long-term employee benefits [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,160	1,177
Long-term employee benefits [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	4,749	5,384
Pension plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,995	2,996
Pension plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,858	2,922
Pension plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,682	2,757
Pension plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,527	2,586
Pension plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,457	2,434
Pension plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	11,751	11,512
Retroactive unemployment plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	66	55
Retroactive unemployment plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	38	32
Retroactive unemployment plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	20	38
Retroactive unemployment plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	70	22
Retroactive unemployment plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	102	68
Retroactive unemployment plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	94	177
Retirement Bonus Plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	40	36
Retirement Bonus Plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	22	12
Retirement Bonus Plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	26	21
Retirement Bonus Plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	40	26
Retirement Bonus Plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	43	42
Retirement Bonus Plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 203	$ 246